Contributed Equity	12 Months Ended
Jun. 30, 2018
Contributed Equity
Contributed Equity

Note 14.          Contributed Equity

	30 June 2018		30 June 2017		30 June 2016
	No.	AUD$	No.	AUD$	No.	AUD$
Fully Paid Ordinary Shares (No par value)
Balance at
Beginning of year	130,041,417	53,632,995	80,099,646	45,633,354	74,964,232	40,335,347
Capital consolidation (40:1)			—	—	—	—
Shares issued during the year	14,736,789	5,472,200	49,941,771	9,965,323	5,135,414	1,721,789
Shares to be issued(*)			—	—	—	4,511,378
Transactions costs		(733,152)	—	(2,037,557)	—	(135,160)
Cancellation of shares	(2,000,000)	—	—	—	—	—
Treasury shares	—	—	—	—	—	(800,000)
Movement to Retained Earnings	—	—	—	71,875	—	—
Total Contributed Equity	142,778,206	58,372,043	130,041,417	53,632,995	80,099,646	45,633,354

(*) As at 30 June 2016, the Company was committed to issue 18,045,512 ordinary shares in relation to the A$4,511,378 received in capital raising.

During the Full Year ended 30 June 2018, the Company issued the following securities:

Date	Details	No.	Issue Price AUD$	Total Value AUD$
28-Jul-17	Issue of Equity for the repayment of Sea Otter 16th payment of Convertible Note	399,045	0.19	75333
13-Nov-17	Issue of Shares to Grandlodge	875,000	0.16	140,000
15-Mar-18	Private Placement to US Investment Fund	13,162,744	0.39	5,161,585
15-Mar-18	Exercise of NASDAQ Warrants (IMRNW)	300,000	0.32	95,282
	Total 2018 Movement	14,736,789		5,472,200

During the Full Year ended 30 June 2017, the Company issued the following securities:

Date	Details	No.	Issue Price AUD$	Total Value AUD$
7 Jul 2016	Right issue*	18,045,512	—	—
7 Jul 2016	Right issue	3,275,466	0.25	818,867
29 Sep 2016	Right issue to oversubscribes and private placement	3,968,916	0.25	992,229
2 Dec 2016	Shares under ESOP – for 6 months service (vesting monthly)	251,877	0.245	61,710
9 Jun 2017	Shares issued on NASDAQ (equivalent to 610,000 ADSs)**	24,400,000	0.332	8,092,517
Total 2017 Movement		49,941,771		9,965,323

(*) As at 30 June 2016, the Company was committed to issue 18,045,512 of ordinary shares in relation to the A$4,511,378 received in capital raising. These shares were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these new fully paid ordinary shares were issued to Grandlodge on the same terms and conditions as all other subscribers.

(**) Grandlodge participated in our NASDAQ IPO and acquired 32,707 ADRs and 32,707 Warrants.

During the Full Year ended 30 June 2016, the Company issued the following securities:

Date	Details	No.	Issue Price AUD$	Total Value AUD$
18 Sep 2015	Exercise of IMCAI Unlisted Options	218,750	0.376	82,250
30 Sep 2015	Exercise of IMCAI Unlisted Options	93,750	0.376	35,250
19 Oct 2015	Exercise of IMCAI Unlisted Options by Grandlodge	556,000	0.376	209,056
13 Nov 2015	Exercise of IMCAI Unlisted Options	41,666	0.376	15,667
27 Nov 2015	Issue of Shares in lieu of cash payment for services as per Resolution 4 of the Annual General Meeting (AGM) held on 25 Nov 2015	546,875	0.160	87,500
24 Feb 2016	Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016	294,118	0.340	100,000
24 Feb 2016	Issue of fully paid escrow shares as security for any repayment default of the Convertible Loan in accordance with executed funding agreement with a New York based Investment fund provider and announced to the ASX on 17 Feb 2016	2,000,000	0.400	800,000
13 Apr 2016	Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016	326,797	0.306	100,000
18 Apr 2016	First repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016	241,764	0.312	75,333
16 May 2016	Exercise of IMCAI Unlisted Options	150,000	0.276	41,400
16 May 2016	Second repayment of Convertible Notes Security in accordance with executed funding agreement with a New York based investment fund provider announced to the ASX on 17 Feb 2016	265,694	0.284	75,333
31 May 2016	Issue of Shares in lieu of cash payment for services received	400,000	0.250	100,000
30 Jun 2016	Shares to be Issued from Capital Raising as at 30 June 2016	—	—	4,511,378
Total 2016 Movement		5,135,414		6,233,167

The value of all share based payments of stock is per the terms of an underlying agreement or based on the fair value of the stock on the date of the transaction.

Ordinary shares participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. At shareholder meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. The ordinary shares have no par value.